Taxes on Income - Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Carryforward tax losses	$ 19,463	$ 13,733
Share-based compensation expenses	3,357	2,697
Research and development carryforward expenses	2,597	3,329
Allowance and other reserves	5,975	7,812
Operating lease liabilities	2,662	3,340
Total gross deferred tax assets	34,054	30,911
Less, Valuation Allowance	(30,106)	(26,326)
Total deferred tax assets	3,948	4,585
Deferred tax liabilities:
Operating lease ROU assets	(2,721)	(3,184)
Intangible assets	(1,015)	(1,253)
Others	(212)	(148)
Total gross deferred tax liabilities	(3,948)	(4,585)
Net deferred tax assets (liabilities)